4. ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies Policies
New accounting standards, amendments and interpretations issued by the IASB effective as of December 31, 2017 and adopted by the Company

The Group has applied the following standards and/or amendments for the first time for their annual reporting period commencing January 1, 2017

- Amendments to IAS 7 "Statement of cash flows",

- Amendments to IAS 12 “Income taxes”, y

- Amendments to IFRS 12 “Disclosures of interests in other entities” (within improvements to IFRSs – 2014-2016 Cycle)

The adoption of these modifications did not have any impact on the Company’s operating results or financial position.

Additional information is disclosed in Notes 6 and 20 as a result of the application of disclosure requirements on changes in liabilities arising from financing activities and the clarification of the scope of the standard related to entity’s interest classified as held for sale in accordance with IFRS 5 was considered in Note 1, as a result, summarised financial information was not disclosed as it is not required.

New accounting standards, amendments and interpretations issued by the IASB which are not yet effective and have not been early adopted by the Company

- IFRS 15 “Revenue from Contracts with Customers", issued in May 2014 and later in September 2015, effected date was amended for applying to annual period beginning on or after January 1, 2018. The standard addresses the principles for recognizing revenues and establishes the requirements for reporting about the nature, amount, timing an uncertainty of revenue and cash flows arising from contracts with customers. The basic principle implies the recognition of revenue that represent the transfer of goods or services to customers at an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services.

The Company will elect to apply IFRS 15 only to contracts that are not completed at the date of initial application, recognizing the cumulative effect of the application as an adjustment to the opening balance of retained earnings as of January 1, 2018.

Management has assessed the effects of applying IFRS 15 on the group’s financial statements regarding not completed contracts as of January 1, 2018. As a result of this assessment, the Company has not identified any differences associated with performance obligations identification or price allocation methodology which could affect the timing of future revenue recognition forward.

Finally, no contract assets or contract liabilities to be separately presented under IFRS 15 have been identified.

- IFRS 9 “Financial Instruments”: was amended in July 2014. This amended version covers all the phases of the IASB project to replace IAS 39 “Financial Instruments: Recognition and Measurement”. These phases are the classification and measurement of instruments, impairment and hedging. This version adds a new impairment model based on expected losses and some minor modifications to the classification and measurement of financial assets. This new version supersedes all previous versions of IFRS 9 and is effective for periods starting as from January 1, 2018. The Company has adopted the first phase of IFRS 9 as of the transition date.

The Company will apply IFRS 9 amended retrospectively from January 1, 2018 with the practical expedients permitted under the standard, and comparative periods will not be restated.

Pampa has reviewed its financial assets currently measured and classified at fair value through profit and loss or at amortized cost and has concluded that satisfy conditions to maintain classification; hence, IFRS 9’s modifications are not expected to affect the classification and measurement of financial assets.

Regarding the new hedge accounting model which, in general terms, allows more hedge relationships might be eligible for hedge accounting, in order to align the accounting with the related risk management practices, Pampa has not opted for the designation of any hedge relationships as of the issuance of these financial statements and it does not expect to make such designation; consequently, it does not expect any modifications resulting from the application of IFRS 9.

As regards the new impairment model based on expected credit losses rather than incurred credit losses, based on the assessments conducted as of the issuance of these financial statements, Pampa expects an approximate 13% increase in the allowances for trade receivables and for other receivables.

- IFRS 16 “Leases”: issued in January 2016 and replaces the current guidance in IAS 17. It defines a lease as a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration. Under this standard, lessees have to recognize a lease liability reflecting future lease payments and a ‘right-of-use asset’ for lease contracts. This is a significant change compared to IAS 17 under which lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 contains an optional exemption for lessees in case of short-term leases and leases for which the underlying asset is of low value assets. The IFRS 16 is effective for annual periods beginning on or after 1 January 2019. The Company is currently analyzing the impact of its application.

- IFRS 2 “Share based payments”: amended in June 2016 to clarify the measurement basis for cash-settled share-based payments and the accounting for modifications that change an award from cash-settled to equity-settled. It also introduces an exception to IFRS 2 principles by requiring an award to be treated as if it was wholly equity-settled, where an employer is obliged to withhold an amount for the employee’s tax obligation associated with a share-based payment and pay that amount to the tax authority. It is effective for annual periods beginning on or after January 1, 2018. The Company estimates that these amendments will not have an impact on the Company’s operating results or financial position.

- IFRIC 22 “Foreign Currency Transactions and Advance Consideration”: issued in December 2016. The interpretation addresses how to determine the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income related to an entity that has received or paid an advance consideration in a foreign currency. The date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. It is effective for annual periods beginning on January 1, 2018. The Company estimates that this interpretation will not have an impact on the Company’s operating results or financial position.

- Improvements to IFRSs – 2014-2016 Cycle: amendments issued in December 2016 that are effective for periods beginning on or after January 1, 2018. The Company estimates that these amendments will not have an impact on the Company’s operating results or financial position.

- IFRS 17 "Insurance contracts": issued in May 2017. Replaces IFRS 4, which was brought in as an interim standard in 2004 establishing the dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 establishes the principles for recognition, measurement, presentation and disclosure related to insurance contracts and shall by applied for annual reporting periods beginning on or after January 1, 2021, early application for entities that apply IFRS 9 and IFRS 15 is permitted. The Company is analyzing the impact of the application of IFRS 17, however, it estimates that it will not have any impact on the Company’s results of operations or financial position.

- IFRIC 23 "Uncertainty over Income Tax Treatments": issued in June 2017. Clarifies how to apply IAS 12 when there is uncertainty over income tax treatments to determine income tax. According to the interpretation, an entity shall reflect the effect of the uncertain tax treatment by using the method that better predicts the resolution of the uncertainty, either through the most likely amount method or the expected value method. Additionally, an entity shall assume that the taxation authority will examine the amounts and has full knowledge of all related information in assessing an uncertain tax treatment in the determination of income tax. The interpretation shall apply for annual reporting periods beginning on or after January 1, 2019, early application is permitted. The Company is analyzing the impact of the application of IFRIC 23, however, it estimates that it will not have any material impact on the Company’s results of operations or financial position.

- IFRS 9 "Financial instruments": application guidance modified in October 2017, in relation to the classification of financial assets in the case of contractual terms that change the timing or amount of contractual cash flows to determine whether the cash flows that could arise due to that contractual term are solely payments of principal and interest on the principal amount. It is effective for annual periods beginning on or after January 1, 2019, early adoption is permitted. The Company is analyzing the impact of its application, however, it estimates that it will not have any impact on the Company´s results of operations or financial position.

- IAS 28 "Investments in associates and joint ventures": amended in October 2017. Clarifies IFRS 9 applies to other financial instruments in an associate or joint venture to which the equity method is not applied. It is applicable to annual periods beginning on or after January 1, 2019, early adoption is permitted. The Company is analyzing the impact of its application, however, it estimates that it will not any impact on the Company’s results of operations or financial position.

- Improvements to IFRSs – 2015-2017 Cycle: amendments issued in December 2017 that are effective for periods beginning on or after January 1, 2019. The Company estimates that these amendments will not have an impact on the Company’s operating results or financial position.

Principles of consolidation and equity accounting

4.3.1 Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the group (see Note 4.3.5 below).

Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Since the functional currency of some subsidiaries is different from the functional currency of the Company, exchange gains or losses arise from intercompany operations. Those exchange results are included in “Financial results” in the Consolidated Statement of Comprehensive Income.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Statement of Financial Position respectively.

4.3.2 Associates

Associates are all entities over which the group has significant influence but not control or joint control. This is generally the case where the Group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see Note 4.3.4 below), after initially being recognized at cost.

4.3.3. Joint arrangements

Under IFRS 11 “Joint Arrangements” investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. The Company has both joint operations and joint ventures.

Joint operations

The Company recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses. These have been incorporated in the financial statements under the appropriate headings.

Joint ventures

Interests in joint ventures are accounted for using the equity method (see Note 4.3.4 below), after initially being recognized at cost in the Consolidated Statement of Financial Position.

4.3.4. Equity Method

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

When the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, together with any long-term interests that, in substance, form part of the net investment, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by the group.

The carrying amount of equity accounted investments is tested for impairment in accordance with the policy described below in Note 4.8.

4.3.5 Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisitions comprises:

i)	the fair value of the transferred assets,
ii)	the liabilities incurred to the former owners of the acquired business,
iii)	the equity interests issued by the group,
iv)	the fair value of any asset or liability resulting from a contingent consideration arrangement, and
v)	the fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The group recognises any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred. The value of the goodwill represents the excess of:The excess of i) the consideration transferred, ii) the amount of any non-controlling interest in the acquired entity, and iii) the acquisition-date fair value of any previous equity interest in the acquired entity, over the fair value of the net identifiable assets acquired is recorded as goodwill. If the fair value of the net identifiable assets of the business acquired exceeds those amounts, the gain on bargain purchase is recognised directly in profit or loss.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognised in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognised in profit or loss. The Group has up to 12 months to finalize the accounting for a business combination. Where the accounting for a business combination is not complete by the end of the year in which the business combination occurred, the Group reports provisional amounts.

4.3.6. Changes in ownership interests

The group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in “Other reserves” within equity attributable to owners of the Company.

When the Group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Executive committee.

The Executive committee, is the highest decision-making authority, is the person responsible for allocating resources and setting the performance of the entity’s operating segments, and has been identified as the person/ body executing the Company’s strategic decisions.

In segmentation the Company considers transactions with third parties and intercompany operations, which are done on internal transfer pricing based on market prices for each product.

In the aggregation of segments, the Company has primarily considered the nature of the regulatory framework of the Energy Industry in Argentina and product integration in the Company’s production process.

Property, plant and equipment

Property, Plant and Equipment is measured following the cost model. It is recognized at cost less depreciation a less any accumulated impairment.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognised when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

The cost of work in progress whose construction will extend over time includes, if applicable, the computation of financial costs accrued on loans granted by third parties and other pre-production costs, net of any income obtained from the sale of commercially valuable production during the launching period.

Works in progress are valued according to their degree of progress. Works in progress are recorded at cost, less any loss due to impairment, if applicable.

The depreciation methods and periods used by the group are described below.

Assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each year. An asset’s carrying amount is written down immediately to its recoverable amount if the asset´s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount.

4.5.1	Depreciation methods and useful lives

The group depreciates productive wells, machinery and camps in the oil and gas production areas according to the units of production method, by applying the ratio of oil and gas produced to estimated proved developed oil and gas reserves. The acquisition cost of property with proved reserves is depreciated by applying the ratio of oil and gas produced to estimated proved oil and gas reserves. Acquisition costs related to properties with unproved reserves is valued at cost with recoverability periodically assessed on the basis of geological and engineering estimates of possible and probable reserves that are expected to be proved over the life of each concession.

Machinery and generation equipment (including any significant identifiable component) are depreciated under the unit of production method.

The group´s remaining items of property, plant and equipment (including any significant identifiable component) are depreciated by the straight-line method based on estimated useful lives, as detailed below:

Buildings:	50 years
Substations:	35 years
High voltage lines:	40 - 45 years
Medium voltage lines:	35 - 45 years
Low voltage lines:	30 - 40 years
Transformer centrals:	25 - 35 years
Meters:	25 years
Vehicles:	5 years
Furniture, fittings and communication equipment:	5- 20 years
Computer equipment and software:	3 years
Tools:	10 years
Gas Plant and Pipeline:	20 years

The depreciation method is reviewed, and adjusted if appropriate, at the end of each year.

Intangible assets
4.6.1	Goodwill

Goodwill is the result of the acquisition of subsidiaries. Goodwill represents the excess of the acquisition cost over the fair value of the equity interest in the acquired entity held by the company on the net identifiable assets acquired at the date of acquisition.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated from the acquisition date to each of the acquirer’s cash-generating units or group of CGUs that are expected to benefit from the synergies of the combination. Each unit or group of units that goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes.

4.6.2	Concession arrangements

Concession arrangements corresponding to Edenor and hydroelectric generation plants Diamante and Nihuiles are not under the scope of the guidelines of IFRIC 12 “Service Concession Arrangements”.

These concession agreements meet the criteria set forth by the IFRSs for capitalization and are amortized following the straight-line method based on each asset’s useful life, which corresponds to the life of each concession agreement.

The concession agreement of Edenor, has a remaining life of 71 years, while the HIDISA and HINISA has a life of 22 years.

4.6.3	Identified intangible assets in acquired investments

Corresponds to intangible assets identified at the moment of the acquisition of companies. Identified assets meet the criteria established in IFRS for capitalization and are amortized by the straight-line method according to the useful life of each asset, considering the estimated way in which the benefits produced by the asset will be consumed.

As of December 31, 2016, corresponds to the commercial contracts identified in the Refining and distribution segment with an average useful life of five years based, among other factors, on contractual agreements, consumer behavior and economic factors related to companies Combined.

Assets for oil and gas exploration

The Company uses the successful efforts method of accounting for its oil and gas exploration and production activities. This method involves the capitalization of: (i) the cost of acquiring properties in oil and gas exploration and production areas; (ii) the cost of drilling and equipping exploratory wells that result in the discovery of commercially recoverable reserves; (iii) the cost of drilling and equipping development wells, and (iv) the estimated asset retirement obligations.

According to the successful efforts method of accounting, exploration costs, excluding exploratory well costs, are expensed during the period in which they are incurred. Drilling costs of exploratory wells are capitalized until it is determined that proved reserves exists and they justify the commercial development. If reserves are not found, such drilling costs are expensed. Occasionally, an exploratory well may determine the existence of oil and gas reserves but they cannot be classified as proved when drilling is complete. In those cases, such costs continue to be capitalized insofar as the well has allowed determining the existence of sufficient reserves to warrant its completion as a production well and the Company is making sufficient progress in evaluating the economic and operating feasibility of the project.

The initial estimated asset retirement obligations in hydrocarbons areas, discounted at a risk adjusted rate, are capitalized in the cost of the assets and depreciated using the units of production method. Additionally, a liability at the estimated value of the discounted amounts payable is recognized. Changes in the measurement of asset retirement obligations that result from changes in the estimated timing, amount of the outflow of resources required to settle the obligation, or the discount rate, are added to, or deducted from, the cost of the related asset. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognized immediately in profit or loss.

Impairment of non-financial assets

Intangible assets that have an indefinite useful life and goodwill are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset´s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows which are largely independent of the cash inflows from other assets or groups of assets (cash generating units or CGUs). Non-financial assets, other than goodwill, that have been impaired are reviewed for possible reversal of the impairment at the end of each reporting period.

Foreign currency translation

4.9.1 Functional and presentation currency

Information included in the financial statements is measured in the functional and presentation currency of the Company, which is the currency of the primary economic environment in which the entity operates. The functional currency is Argentine peso, which is the Group’s presentation currency.

IAS 29 "Financial reporting in hyperinflationary economies" requires for financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on a historical cost approach or a current cost approach, to be stated in terms of the measuring unit current at the end of the reporting year. In general terms, by applying to non-monetary items the change in a general price index from the date of acquisition or the date of revaluation, as appropriate, to the end of the reporting period. In order to conclude about the existence of a hyperinflationary economy, the standard mentions certain indications to consider including a cumulative rate of inflation in three years that approaches or exceeds 100%. Despite the high inflation rates in Argentina, in recent years, considering that the INDEC WPI official publication was suspended from November to December 2015; the existence of other qualitative and quantitative indicators, such as the program established by the Argentine Central Bank to foster monetary stability aiming to induce a systematic and sustainable low inflation rate; and that the market has evidenced a downard trend in inflation rates during 2017, there is not enough evidence to conclude Argentina qualifies as a hyperinflationary economy pursuant to the criteria set forth in IAS 29 and accordingly, we have not restated financial information.

Although the conditions necessary to qualify Argentine economy as hyperinflationary in accordance with the provisions of IAS 29 have not been met, and considering professional and regulatory limitations for the preparation of adjusted financial statements as of December 31, 2017, certain macroeconomic variables affecting the Company's business, such as wage costs and purchase prices, have experienced significant annual variations, and as a result should be considered in the evaluation and interpretation of the financial position and results presented by the Company in these financial statements.

4.9.2 Transaction and balances

Foreign currency transactions are translated into the functional currency using the exchange rates as of at the date of the transaction. Foreign exchange gain and loss resulting from the settlement of any transaction and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement, unless they have been capitalized.

The exchange rates used are as follows: buying rate for monetary assets, selling rate for monetary liabilities, average rate at the end of the year for balances with related parties, and transactional exchange rate for foreign currency transactions.

4.9.3 Group companies

Results and financial position of subsidiaries and associates that have a different functional currency from the presentation currency are translated into the presentation currency as follows:

-	assets and liabilities are translated using the closing exchange rate;
-	gains and losses are translated using the exchange rates prevailing at the date of the transactions.

The results from the remeasurement process into the functional currency are recorded in line “Financial results” of the Consolidated Statement of Income.

The results from the remeasurement process into the functional currency to presentation currency transactions are recognized in “Other Comprehensive Income”. When an investment is sold or disposed of, in whole or in part, the related differences are recognized in the Consolidated Statement of Income as part of the gain/loss on the sale or disposal.

Financial assets
4.1.1	Classification

4.10.1.1 Financial assets at amortized cost

Financial assets are classified and measured at amortized cost only if the following criteria have been met:

i.	the objective of the Group’s business model is to hold the asset to collect the contractual cash flows;
ii.	the contractual terms, on specified dates, have cash flows that are solely payments of principal and interest on the outstanding principal.

4.10.1.2 Financial assets at fair value

If any of the above mentioned criteria has not been met, the financial asset is classified and measured at fair value through profit or loss.

All equity investments are measured at fair value. For equity investments that are not held for trading, the Group can irrevocably choose at the moment of the initial recognition to present changes in fair value through other comprehensive income. The decision of the Group was recognizing changes in fair value through profit or loss.

4.10.2 Recognition and measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset.

A gain or loss on a debt investment that is subsequently measured at fair value and is not part of a hedging relationship is recognized in profit or loss. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the financial asset is derecognized or impaired and through the amortization process using the effective interest rate method.

The Group subsequently measures all equity investments at fair value. When the Group elects to present the changes in fair value in other comprehensive income, such changes cannot be reclassified to profit or loss. Dividends from such investments continue to be recognized in profit or loss as long as they represent a return on investment.

The Company reclassifies financial assets if and only if its business model to manage financial assets is changed.

4.10.3 Impairment of financial assets

Financial assets at amortized cost

The Company assesses at each reporting date whether there is objective evidence that a financial asset or group of financial assets is impaired and if so, an impairment charge is recorded in the income statement.

The amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. If the financial asset has a variable interest rate, the discount rate for the calculation of the impairment loss is the currently effective interest rate under the contract. As a practical expedient, the Group may measure impairment on the basis of an instrument’s fair value using an observable market price.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the reversal of the previously recognized impairment loss is recognized in the statement of comprehensive income.

4.10.4 Offsetting of financial instruments

Financial assets and liabilities are offset, and the net amount reported in the consolidated statements of financial position, when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Income recognition

Interest income

Interest income is recognized using the effective interest method. When a receivable is impaired, the group reduces the carrying amount to its recoverable amount, being the estimated future cash flow discounted at the original effective interest rate of the instrument, and continues unwinding the discount as interest income. Interest income on impaired loans is recognised using the original effective interest rate.

Dividends

Dividend on interests that are not accounted for using the equity method are recognized as revenue when the right to receive payment has been established. This applies even if they are paid out of pre-acquisition profits. However, the investment may need to be tested for impairment as a consequence.

Trade and other receivables

Trade receivables and other receivables are recognized at fair value and subsequently measured at amortized cost, using the effective interest method, less provision for impairment, if applicable.

A loss allowance is recognized when there is objective evidence that the Company will not be able to collect its receivables at their original maturities or for the full amount, based on the evaluation of different factors, including significant customer’s financial difficulties, breach of contractual clauses, customer´s credit risk, historical trends and other relevant information.

Receivables from CAMMESA, documented as LVFVDs, have been valued at their amortized cost, the maximum value of which is their recoverable amount at the period’s closing date. The amortized cost has been determined based on the estimated future cash flows, discounted based on a rate reflecting the time value of money and the risks inherent to the transaction.

Receivables arising from services billed to customers but not collected by Edenor, as well as those arising from services rendered but unbilled at the closing date of each financial year are recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.

Receivables from electricity supplied to low-income areas and shantytowns are recognized, also in line with revenue, when the Framework Agreement has been renewed for the period in which the service was provided.

The amounts thus determined are net of an allowance for the impairment of receivables. Any debt arising from the bills for electricity consumption that remain unpaid 7 working days after their due dates for small-demand (tariff 1) customers and 7 working days after due date for medium and large-demand (tariff 2 and 3) customers is considered a delinquent balance. The uncollectibility rate is determined per customer category based on the historical comparison of collections made and delinquent balances of each customer group.

Additionally, and faced with temporary and/or exceptional situations, Edenor Management may redefine the amount of the allowance, specifying and supporting the criteria used in all the cases.

Where applicable, allowances for doubtful tax credits have been recognized based on estimates on their uncollectibility within their statutory limitation period, taking into consideration the Company’s current business plans.

Derivative financial instruments

Derivative financial instruments are measured at fair value, determined as the amount of cash to be collected or paid to settle the instrument as of the measurement date, net of any prepayment collected or paid. Fair value of derivative financial instruments traded in active markets is disclosed based on their quoted market prices and fair value of instruments that are not traded in active markets is determined using different valuation techniques.

Changes in the measurement of derivative financial instruments designated as effective cash flow hedges are recognized in equity. Changes in the measurement of derivative financial instruments that do not qualify for hedge accounting or are not designated as hedges are recognized in the statement of income.

The Company partially hedges its exchange rate risk mainly through the execution of forward contracts denominated in U.S. dollars. However, the Company has not formally designated privately negotiated derivatives as hedging instruments. Therefore, changes in their value are disclosed in “Foreign currency exchange difference”, under “Other financial results”.

Inventories

This line item includes crude oil stock, raw materials, work in progress and finished products relating to the Refining and Distribution, Petrochemicals and Oil and Gas business segments as well as materials and spare parts relating to the Generation and Distribution of Energy business segments.

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average price method. The cost of inventories includes expenditure incurred in purchases and production and other necessary costs to bring them to their existing location and condition. In case of manufactured products and production in process, the cost includes a portion of indirect production costs, excluding any idle capacity (slack).

The net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs to make the sale.

The assessment of the recoverable value of these assets is made at each reporting date, and the resulting loss is recognized in the statement of income when the inventories are overstated.

The Company has classified materials and spare parts into current and non-current, depending on the timing in which they are expected to be used for replacement or improvement on existing assets. The portion of materials and spare parts for maintenance or improvements on existing assets, is exposed under the heading “Property, plant and equipment”.

Non-current assets (or disposal group) held for sale and discontinued operations

Non-current assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights from insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) until fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. The gain or loss not previously recognised by the date of the sale of the non-current asset (or disposal group) is recognised at the date of derecognition

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they be classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified group of assets classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet. These assets and liabilities are not offset.

If it is a discontinued operation, that is, an item which has been disposed of or classified as held for sale; and (i) it represents a significant business line or geographic area which may be considered separate from the rest; (ii) it is part of a single coordinated plan to dispose of a significant business line or operating geographic area which may be deemed separate from the rest; or (iii) it is a subsidiary entity acquired solely for the purpose of reselling it; a single amount is disclosed in the statement of comprehensive income, which shows results of discontinued operations, net of tax, including the result for the valuation at fair value less cost of sales or asset disposal costs, if applicable.

Cash and cash equivalents

For the purpose of presentation in the Consolidated Statement of Cash Flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. If any, bank overdrafts are shown within borrowings in current liabilities in the Consolidated Statement of Financial Position and there are not disclosed under Cash and cash equivalents in the Consolidated Statement of Cash Flows since they are not part of the Company’s cash management.

Shareholder´s equity

Equity’s movements have been accounted for in accordance with the pertinent decisions of shareholders' meetings and legal or regulatory standards.

a.     Share capital

Share capital represents the capital issued, composed of the contributions that were committed and/or made by the shareholders and represented by shares that comprise outstanding shares at nominal value. Ordinary shares are classified as equity.

b.     Share premium

It includes:

(i)	The portion of the collected price exceeding the face value of the shares issued by the Company, net of absorbed accumulated losses.
(ii)	The difference between the fair value of the consideration paid/collected and the accounting value of the equity interest in the subsidiary acquired/sold/diluted which does not represent a loss of control or significant influence.
(iii)	The difference between the proportional equity value registered before the merger of subsidiary and the value resulting from applying to the subsidiary’s merged equity interest, the new ownership share resulting from the exchange relationship.

c.     Legal reserve

In accordance with the Argentine Commercial Companies Law No. 19550, 5% of the profit arising from the statement of comprehensive income for the year, prior years' adjustments, the amounts transferred from other comprehensive income and prior years' accumulated losses, must be appropriated to a legal reserve until such reserve equals 20% of the Company’s outstanding capital. When for any reason, the amount of this reserve will be shorter, dividends may not be distributed, until such amount is made.

d.     Voluntary reserve

This reserve results from an allocation made by the Shareholders’ Meeting, whereby a specific amount is set aside to cover for the funding needs of projects and situations associated with Company policies.

e.     Other reserves

It includes the result of operations with non-controlling interest that do not result in a loss of control and reserves for stock compensation plans.

f.     Retained earnings (Accumulated losses)

Retained earnings comprise accumulated profits or losses without a specific appropriation; positive earnings can be distributable by the decision of the Shareholders' meeting, as long as they are not subject to legal restrictions. These earnings comprise prior years' earnings that were not distributed, the amounts transferred from other comprehensive income and prior years' adjustments, according to IFRS.

General Resolution No. 593/2011 issued by the CNV provided that Shareholders in the Meetings at which they should decide upon the approval of financial statements in which the Retained earnings account has a positive balance, should adopt an express resolution as to the allocation of such balance, whether to dividend distribution, capitalization, setting up of reserves or a combination of these. The Company’s Shareholders have complied with these requirements.

g.     Other comprehensive income

It includes gains and losses from the remeasurement process of foreign operations and actuarial gains and losses for defined benefit plans and the related tax effect.

h.     Dividends distribution

Dividend distribution to Company shareholders is recognized as a liability in the consolidated financial statements in the year in which the dividends are approved by the Shareholders' Meeting. The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements.

Compensation plans

Note 45 details the conditions applicable to the different compensation agreements, the payment conditions, and the main variables considered in the corresponding valuation model.

The following guidelines under IFRS 2 have been taken into consideration for the registration of stock-based compensations:

- Compensations payable in cash:

i)	Compensation agreements – Senior Management: the reasonable value of the received services is measured through a share appreciation estimate using the Black-Scholes-Merton valuation model. The fair value of the amount payable under the compensation agreements is accrued and acknowledged as an expense, with the corresponding increase in liabilities. Liabilities are revalued on each balance sheet date. Any change in the fair value of liabilities is disclosed under profit or loss.
ii)	Company Value Sharing (“Company-Value Compensation”) - PEPASA: the Black-Scholes-Merton financial valuation model was used to make this estimate, taking into consideration the enforceability of the remuneration. The fair value of the amount payable for the compensation plan is accrued and acknowledged as an expense, with the recognition of an increase in liabilities. Liabilities are revalued on each balance sheet date and at their settlement date. Any change in the fair value of liabilities is disclosed under profit or loss.

- Compensations payable in shares

i)	Stock-based Compensation Plan – Officers and other key staff: the fair value of the received services is measured at the fair value of shares at the time of granting, and is disclosed during the vesting period, together with the corresponding increase in equity.
ii)	Stock-based Compensation Plan -Edenor: The fair value of the services received is disclosed as an expense and determined by reference to the fair value of the granted shares and charged to profit or loss in the vesting period, or immediately if vested at the grant date.

On the other hand, PEPASA granted to certain officers an Annual Variable Compensation for the performance of technical and administrative duties amounting to 7% of the EBDA accrued (EBITDA less paid income tax, less total net financial costs, less interest on its own capital, considering an annual 10% dollar-denominated rate) of PEPASA

The Company recognizes a provision (liability) and an expense for this EBDA Compensation based on the previously mentioned formula.

Trade payables and other payables

Trade payables and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, except for particular matters described below.

4.19.1 Customer guarantees

Customer guarantees are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.

In accordance with the Concession Agreement, Edenor is allowed to receive customer guarantees in the following cases:

i.	When the power supply is requested and the user is unable to provide evidence of his legal ownership of the premises;
ii.	When service has been suspended more than once in one-year period;
iii.	When the power supply is reconnected and Edenor is able to verify the illegal use of the service (fraud).
iv.	When the customer is undergoing liquidated bankruptcy or reorganization proceedings.

Edenor has decided not to request customer guarantees from residential tariff customers.

Customer guarantees may be either paid in cash or through the customer’s bill and accrue monthly interest at a specific rate of Banco de la Nación Argentina for each customer category.

When the conditions for which Edenor is allowed to receive customer guarantees no longer exist, the customer’s account is credited for the principal amount plus any interest accrued thereon, after deducting, if appropriate, any amounts receivable which Edenor has with the customer.

4.19.2 Customer refundable contributions

Edenor receives assets or facilities (or the cash necessary to acquire or built them) from certain customers for services to be provided, based on individual agreements and the provisions of ENRE Resolution No. 215/12. These contributions are initially recognized as trade payables at fair value against Property, plant and equipment, and are subsequently measured at amortized cost using the effective interest rate method.

4.19.3 Particular matters

The recorded liabilities for the debts with the FOTAE, the penalties accrued, whether imposed or not yet issued by the ENRE (Note 2.3), and other provisions are the best estimate of the settlement value of the present obligation in the framework of IAS 37 provisions at the date of these financial statements.

The balances of ENRE Penalties and Discounts are adjusted in accordance with the regulatory framework applicable thereto and are based on Edenor’s estimate of the outcome of the RTI process described in Note 2.3, whereas the balances of the loans for consumption (mutuums) are adjusted by a rate equivalent to the monthly average yield obtained by CAMMESA from its short-term investments.

Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings, using the effective interest method.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Other borrowing costs are expensed in the period in which they are incurred.

Deferred revenues

Non-refundable customer contributions

Edenor receives assets or facilities (or the cash necessary to acquire or built them) from certain customers for services to be provided, based on individual agreements. In accordance with IFRIC 18 “Transfers of Assets from Customers”, the assets received are recognized by Edenor as Property, plant and equipment with a contra-account in deferred revenue, the accrual of which depends on the nature of the identifiable services, in accordance with the following:

i.	Customer connection to the network: revenue is accrued until such connection is completed;
ii.	Continuous provision of the electric power supply service: throughout the shorter of the useful life of the asset and the term for the provision of the service.

Employee benefits

4.22.1 Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current salaries and social security payable in the consolidated statement of financial position.

4.22.2 Defined benefit plans

Labor costs liabilities are accrued in the periods in which the employees provide the services that trigger the consideration.

The cost of defined contribution plans is periodically recognized in accordance with the contributions made by the Company.

Additionally, the Company operates several defined benefit plans. Defined benefit plans define an amount of pension benefit that an employee will receive on retirement, depending on one or more factors, such as age, years of service and compensation. In accordance with conditions established in each plan, the benefit may consist in a single payment, or in making complementary payments to those made by the pension system.

The defined benefit liability recognized in the financial statement balance sheet, at the end of the reporting period, is the present value of the defined benefit obligation net of the fair value of the plan assets, when applicable. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.

Actuarial gains and losses from experience adjustments and changes in actuarial assumptions, are recognized in other comprehensive income (loss) in the period in which they arise and past service costs are recognized immediately in the statement of income (loss).

Provisions and contingent liabilities

Provisions are recognized when the group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle that obligation, and the amount can be reliably estimated. Provisions are not recognised for future operating losses.

Provisions are measured at the present value of the expenditures expected to be required to settle the present obligation, taking into account the best available information as of the date of the financial statements based on assumptions and methods considered appropriate and taking into account the opinion of each Company’s legal advisors. As additional information becomes available to the Company, estimates are revised and adjusted periodically. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as other financial results.

Contingent liabilities are: i) possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of the entity; or ii) present obligations that arise from past events but it is not probable that an outflow of resources will be required to its settlement; or whose amount cannot be measured with sufficient reliability.

Contingent liabilities are not recognized. The Company discloses in notes to the financial statements a brief description of the nature of material contingent liabilities.

Contingent liabilities, whose possibility of any outflow in settlement is remote, are not disclosed unless they involve guarantees, in which case the nature of the guarantee is disclosed.

Revenue

Revenue is measured at the fair value of the consideration received or receivable. Amounts disclosed as revenue are net of discount and amounts collected on behalf of third parties.

The Group recognises revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the entity and specific criteria have been met for each of the Group’s activities. The group bases its estimates on historical results, taking into consideration the type of customer, the type of transaction and the specifics of each arrangement.

The revenue recognition criteria of the main activities of the Company include:

i.	From the power generation activity: there are recognized as accrued comprising energy made available and generated energy.

ii.	From the electricity distribution activity: there are recognized on an accrual basis and derives mainly from electricity distribution. Such revenue includes both the electricity supplied, whether billed or unbilled at the end of each year, which has been valued on the basis of applicable tariffs.

Revenue from the electricity provided by Edenor to low-income areas and shantytowns is recognized to the extent that the Framework Agreement has been renewed for the period in which the service was rendered.

Edenor also recognizes revenue from other concepts included in distribution services, such as new connections, reconnections, rights of use on poles, transportation of electricity to other distribution companies, etc.

iii.	From exploration and exploitation of oil and gas, petrochemicals and refining and distribution activities: Revenues from sales of crude oil, natural gas and liquefied petroleum gas, petrochemical and refined products are recognized on the transfer of title in accordance with the terms of the related contracts, which is when the customer has taken title and assumed the risks and benefits, prices have been determined and collectability is reasonably assured.

Revenues from oil and natural gas production in which the Company has a joint interest with other producers are recognized on the basis of the net working interest, regardless of actual assignment. Any imbalance between actual and contractual assignment will result in the recognition of an amount payable or receivable according to the actual share in production, whether above or below the production resulting from the Company’s contractual interest in the consortium.

The Company performs diesel oil and gasoline sale transactions with other refining companies in different geographical areas to optimize the logistics chain. These transactions are disclosed on a net basis in the Consolidated statement of Comprehensive income (loss).

Finally, the Company provides the service of hydrocarbon operation and production in exchange for a participation in the production of the hydrocarbon areas.

Other Income - Government grants

Grants from the government are recognised at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions. There are no unfulfilled conditions or other contingencies attaching to the following grants. The group did not benefit directly from any other forms of government assistance.

4.25.1 Recognition of higher cost

The recognition of higher costs not transferred to the tariff, as well as the recognition established by SE Resolution No. 32/15 and the recognition of income due to the effect of the precautionary measures of the Municipalities of Pilar and La Matanza (Note 2.3) fall within the scope of IAS 20 “Accounting for Government Grants and Disclosure of Government Assistance” as they imply a compensation to cover the expenses and afford the investments associated with the normal provision of the public service, object of the concession.

Their recognition is made at fair value when there is reasonable assurance that they will be collected and the conditions attached thereto have been complied with, i.e. provision of the service in the case of the recognition established in SE Resolution No. 32/15, and the ENRE’s approval and the SE’s recognition, by means of a Note or Resolution, in the case of the recognition of higher costs.

Such concepts have been disclosed in the “Income recognition on account of the RTI – SE Resolution No. 32/15”, “Higher Costs Recognition - SE Resolution 250/13 and subsequent Notes” and “Recognition of income provisional measures MEyM Note N° 2016-04484723” line items under Other operating income in the Consolidated Statement of Comprehensive Income, recognizing the related tax effects.

4.25.2 Recognition of compensation for injection of surplus gas

The recognition of income for the injection of surplus gas is covered by IAS 20 since it involves a compensation as a result of the production increase committed. This item has been disclosed under Compensation for Surplus Gas Injection, under Other operating income, in the Consolidated Statement of Comprehensive Income (loss). Furthermore, fiscal costs related to the program has been disclosed under Extraordinary Canon, under Other operating expenses, in the Consolidated Statement of Comprehensive Income (loss).

Income tax and minimum notional income tax

4.26.1 Current and deferred income tax

The tax expenses for the year include current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they come from the initial recognition of goodwill; or if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available and can be used against temporary differences.

Deferred income tax is provided on temporary differences from investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Current and deferred tax assets and liabilities have not been discounted, and are stated at their nominal value.

Income tax rates prevailing at year-end in Argentina (see Note 48), Venezuela, Ecuador, Bolivia, Spain and Uruguay are 35%, 50%, 22%, 25%, 25% and 25%, respectively. Additionally, payment of Bolivian-source income to beneficiaries outside Bolivia is levied with a 12.5% withholding income tax.

4.26.2 Minimum notional income tax

The Company assesses the minimum notional income tax by applying the current 1% rate over the assets computable at the closing of the year. As this tax supplements the income tax, the Company does not assess it for the periods where no income is evidenced on the income tax, based on the case law established by the “Hermitage” decision (CSJN, 15/06/2010), which ruled on the unconstitutionality of this tax when tax losses are disclosed for the period.

The Company’s tax obligation for each year will be the higher of the two taxes. If in a fiscal year, however, minimum notional income tax obligation exceeds income tax liability, the surplus will be computable as a payment in advance of income tax through the next ten years.

As of the closing date hereof, the Company’s Management analyzed the receivable’s recoverability, and allowances are created in as long as it is estimated that the amounts paid for this tax will not be recoverable within the statutory limitation period taking into consideration the Company’s current business plans. The Company’s Management will evaluate the evolution of this recoverability in future fiscal years.

Leases

Leases of property, plant and equipment where the Group, as lessor, has transferred all the risks and rewards of ownership are classified as finance leases (Note 39.2). Finance leases are recognized at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental rights, net of finance charges, are included in other current and non-current receivables. Each lease payment received is allocated between the receivable and finance income. The finance income is charged to the profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the receivable for each period. The property, plant and equipment leased under finance leases is derecognized if there is reasonable certainty that the Group will assign ownership at the end of the lease term.

Leases in which a significant portion of the risks and rewards of ownership are not transferred to the Group as lessee are classified as operating leases (Note 39.1.a). Payments made under operating leases (net of any incentives received from the lessor) are charged to profit or loss on a straight-line basis over the period of the lease.

Lease income from operating leases where the Group is a lessor is recognised in income on a straight-line basis over the lease term (Note 39.1.b). The respective leased assets are included in the Consolidated Statement of Financial Position based on their nature.